Intangible Assets - Summary of Changes in Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 462	$ 490	$ 629
Adjustment for inflation	[1]			2
Ending balance		424	462	490
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,490	1,463	1,554
Increases		29	32	33
Translation effect		(32)	(3)	(14)
Adjustment for inflation	[2]	35	19	13
Decreases, reclassifications and other movements		(26)	(21)	(123)
Ending balance		1,496	1,490	1,463
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,028	973	925
Increases		43	51	48
Translation effect		(10)	(1)	(3)
Adjustment for inflation	[2]	11	5	3
Ending balance		1,072	1,028	973
Service concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		260	272	295
Ending balance		258	260	272
Service concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		908	883	869
Increases		25	25	14
Ending balance		933	908	883
Service concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		648	611	574
Increases		27	37	37
Ending balance		675	648	611
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		136	160	279
Ending balance		110	136	160
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		136	160	279
Increases				9
Decreases, reclassifications and other movements		(26)	(24)	(128)
Ending balance		110	136	160
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		66	58	55
Ending balance		56	66	58
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		446	420	406
Increases		4	7	10
Translation effect		(32)	(3)	(14)
Adjustment for inflation	[2]	35	19	13
Decreases, reclassifications and other movements			3	5
Ending balance		453	446	420
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		380	362	351
Increases		16	14	11
Translation effect		(10)	(1)	(3)
Adjustment for inflation	[2]	11	5	3
Ending balance		$ 397	$ 380	$ 362

[1]	Corresponds to adjustment for inflation of opening balances of the provision for impairment of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
[2]	Corresponds to adjustment for inflation of opening balances of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.